TAXATION - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	$ (47,935,998)	$ (41,077,761)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	(1,085,011)	(777,780)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	(44,981,241)	(41,992,664)
Partnerships
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	146,978	136,836
Biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	(2,228,536)	1,198,574
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	161,800	79,869
Start-up expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	50,012	277,404
Non-capital losses carried forward - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17,300,000	9,500,000
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20,635,343	15,194,660
Accumulated impairment | Share issuance and financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,276,924	5,659,149
Accumulated impairment | Non-capital losses carried forward - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17,355,564	9,520,242
Accumulated impairment | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,855	$ 15,269